Sale of vessels previously held under Capital Leases (Tables)	6 Months Ended
Jun. 30, 2016
Leases [Abstract]
Schedule Of Capital Lease Obligations
The gain on disposal of the vessels for the six months ended June 30, 2016 is calculated as follows:

	Calypso	Capella	Total
Sales proceeds	19,150,000	19,350,000	38,500,000
Net book value of vessels	(18,783,238)	(18,253,669)	(37,036,907)
Sale related costs	(273,458)	(228,210)	(501,668)
Lease Termination Costs and Related Finance Fees	(254,731)	(254,732)	(509,463)
Net (Loss) / Gain	(161,427)	613,389	451,962

Schedule Of Future Minimum Lease Payments for Capital Leases
	As at
	Jun 30, 2016	Dec 31, 2015
Current portion of capital lease obligations	-	27,097,348
Current portion of deferred finance fees	-	(325,437)
Total capital lease obligations	-	26,771,911

Schedule of Capital Leased Assets
Assets recorded under capital leases were included in vessels held for sale and consisted of the following at December 31, 2015 and June 30, 2016:

	As at
	Jun 30, 2016	Dec 31, 2015
Vessels held for sale	-	37,083,985
	-	37,083,985